Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
INTEREST INCOME:
Interest and fees on loans	$ 36,679	$ 38,406	$ 40,190
Interest and dividends on investments	2,070	2,662	3,848
Other interest income	609	268	199
TOTAL INTEREST INCOME	39,358	41,336	44,237
INTEREST EXPENSE:
Deposits	5,290	7,161	10,524
Advances from Federal Home Loan Bank	3,878	4,543	4,773
TOTAL INTEREST EXPENSE	9,168	11,704	15,297
NET INTEREST INCOME	30,190	29,632	28,940
PROVISION FOR LOAN LOSSES	3,900	3,896	3,026
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	26,290	25,736	25,914
NON-INTEREST INCOME:
Total other-than temporary impairment losses	(532)	(451)	(1,311)
Portion of impairment losses recognized in other comprehensive income	246	274	375
Net impairment losses recognized in earnings	(286)	(177)	(936)
Service charges and other	14,779	15,227	15,415
Gain on sale of premises and equipment	103	0	10
Gain (loss) on sale and impairments of equity securities	96	37	(99)
Gain on sales of loans	25	13	559
Other income	826	860	903
TOTAL NON-INTEREST INCOME	15,543	15,960	15,852
NON-INTEREST EXPENSE:
Compensation and employee benefits	16,717	16,414	16,418
Occupancy, equipment and data processing expense	6,120	6,329	6,244
Marketing and professional fees	2,776	2,558	2,743
Deposit insurance premiums	725	1,081	1,082
Louisiana shares tax	577	513	567
Other operating expenses	4,216	4,334	4,318
TOTAL NON-INTEREST EXPENSE	31,131	31,229	31,372
INCOME BEFORE INCOME TAXES	10,702	10,467	10,394
INCOME TAXES	3,474	3,366	3,258
NET INCOME	$ 7,228	$ 7,101	$ 7,136
BASIC EARNINGS PER COMMON SHARE	$ 3.49	$ 3.40	$ 3.38
DILUTED EARNINGS PER COMMON SHARE	$ 3.45	$ 3.37	$ 3.36
DIVIDENDS PER SHARE	$ 1.44	$ 1.42	$ 1.41